INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Dispositions by series (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) item
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	16		31
Sale of Underlying Operating Partnership | item	3		4
Fund Proceeds (loss) from Disposition	$ 3,551,414		$ 7,094,498
Fund Proceeds from Disposition	3,551,414		7,094,498
Gain on Disposition	$ 3,551,414		$ 7,094,752
Series 26
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1		2
Sale of Underlying Operating Partnership | item	0		0
Fund Proceeds (loss) from Disposition	$ 20,845		$ 18,800
Fund Proceeds from Disposition	20,845		18,800
Gain on Disposition	20,845		18,800
Series 27
Dispositions By Series Disclosure
Fund Proceeds from Disposition	0		0
Series 24
Dispositions By Series Disclosure
Fund Proceeds from Disposition	0		0
Series 28
Dispositions By Series Disclosure
Fund Proceeds from Disposition	$ 0		$ 0
Series 29
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1		3
Sale of Underlying Operating Partnership | item	0		0
Fund Proceeds (loss) from Disposition	$ 29,999		$ 44,500
Fund Proceeds from Disposition	29,999		44,500
Gain on Disposition	29,999		44,500
Series 31
Dispositions By Series Disclosure
Fund Proceeds from Disposition	$ 0		$ 0
Series 32
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1		1
Sale of Underlying Operating Partnership | item	0		1
Fund Proceeds (loss) from Disposition	$ 23,823		$ 2,571,228
Fund Proceeds from Disposition	23,823		2,571,228
Gain on Disposition	$ 23,823		$ 2,571,228
Series 33
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1		0
Sale of Underlying Operating Partnership | item	0		1
Fund Proceeds (loss) from Disposition	$ 23,823		$ 2,492,020
Fund Proceeds from Disposition	23,823		2,492,020
Gain on Disposition	23,823		$ 2,492,020
Series 34
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item			1
Sale of Underlying Operating Partnership | item			0
Fund Proceeds (loss) from Disposition			$ 20,800
Fund Proceeds from Disposition	0		20,800
Gain on Disposition			20,800
Series 35
Dispositions By Series Disclosure
Fund Proceeds from Disposition	0		0
Series 36
Dispositions By Series Disclosure
Fund Proceeds from Disposition	0		0
Series 38
Dispositions By Series Disclosure
Fund Proceeds from Disposition	0		$ 0
Series 43
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item			11
Sale of Underlying Operating Partnership | item			0
Fund Proceeds (loss) from Disposition			$ 186,635
Fund Proceeds from Disposition	0		186,635
Gain on Disposition			186,635
Series 40
Dispositions By Series Disclosure
Fund Proceeds from Disposition	$ 0		$ 0
Series 41
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2		6
Sale of Underlying Operating Partnership | item	0		0
Fund Proceeds (loss) from Disposition	$ 1,151,653		$ 98,100
Fund Proceeds from Disposition	1,151,653		98,100
Gain on Disposition	$ 1,151,653		$ 98,100
Series 42
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2		3
Sale of Underlying Operating Partnership | item	0		1
Fund Proceeds (loss) from Disposition	$ 247,877	$ 254	$ 722,200
Fund Proceeds from Disposition	247,877		722,200
Gain on Disposition	$ 247,877		$ 722,454
Series 44
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	0		1
Sale of Underlying Operating Partnership | item	1		0
Fund Proceeds (loss) from Disposition	$ 815,747		$ 612,172
Fund Proceeds from Disposition	815,747		612,172
Gain on Disposition	$ 815,747		$ 612,172
Series 45
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	6		1
Sale of Underlying Operating Partnership | item	1		1
Fund Proceeds (loss) from Disposition	$ 691,381		$ 214,717
Fund Proceeds from Disposition	691,381		214,717
Gain on Disposition	$ 691,381		$ 214,717
Series 46
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2		2
Sale of Underlying Operating Partnership | item	1		0
Fund Proceeds (loss) from Disposition	$ 546,266		$ 113,326
Fund Proceeds from Disposition	546,266		113,326
Gain on Disposition	$ 546,266		$ 113,326